Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

JCorriero@stradley.com

(215) 564-8528

August 3, 2015

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EGA Frontier Diversified Core Fund
File Nos. 333-185662 and 811-22782

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 2, Amendment No. 4 (the “Amendment”), to the Registration Statement on Form N-2 of EGA Frontier Diversified Core Fund. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on July 29, 2015 (Accession No. 0001144204-15-044898).

Please direct any questions or comments relating to this certification to me at (215) 564-8528.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc: Maya Teufel

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